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                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-503-5693
                                                      Natalie_S_Bej@vanguard.com


VIA EDGAR

November 27, 2007

Christian Sandoe, Esq.
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Trust")
         File Number 811-22114
         ---------------------


Commissioners:

Enclosed for filing under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A ("Amendment No. 4"). The purpose of Amendment No. 4 is to reflect a decrease in estimated expenses for Vanguard Market Neutral Fund (the "Fund") for the Fund's first full fiscal year.

The proposed public offering date of Fund shares is December 3, 2007. Simultaneously with this filing we are submitting a request that the Commission accelerate effectiveness of the Trust's registration statement to Friday, November 30, 2007. Please contact me at (610) 503-5693 with any questions.

Sincerely,


Natalie S. Bej
Senior Counsel

Enclosures
cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission

November 27, 2007



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE: VANGUARD MONTGOMERY FUNDS--461(A) REQUEST FOR ACCELERATION OF EFFECTIVENESS FILE NO. 333-145624
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Montgomery Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration
statement  on  Form  N-1A  be   accelerated   to  Friday,   November  30,  2007.
Pre-Effective Amendment No. 4 to the registration statement has been filed today, November 27, 2007.



Sincerely,


VANGUARD MONTGOMERY FUNDS



----------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President


VANGUARD MARKETING CORPORATION, Distributor



----------------------------------
Name: Michael Kimmel
Title: Secretary


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission